Equity Method Investments - Additional Information (Detail) shares in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) Satellites
Schedule of Equity Method Investments [Line Items]
Difference between carrying value of equity method investments and undelying equity in the net assets of the investees	$ 1.6		$ 0.5	$ 0.0
Revenue from related parties	14.8
LeoStella [Member]
Schedule of Equity Method Investments [Line Items]
Payments to acquire equity method investments					$ 7.0
Remittance of capital investments	$ 11.2	$ 6.2
LeoStella [Member] | Blacksky Technology [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage	50.00%	50.00%	50.00%	50.00%	50.00%
LeoStella [Member] | Satellite Purchase Contract [Member] | Commitments To Purchase Satellites [Member]
Schedule of Equity Method Investments [Line Items]
Long term prchase commitement minimum quantity required | Satellites					20
Long term purchase commitement amount					$ 79.0
Purchase commitment amount receivable towards discount					$ 8.8
Discount received amount			$ 5.1
Minimum monthly payment agreed			1.0
Gross payments made towards capital work in progress			8.2	$ 23.3
LeoStella [Member] | Satellite Purchase Contract [Member] | Commitments To Purchase Satellites [Member] | Intelsat Facility [Member]
Schedule of Equity Method Investments [Line Items]
Minimum monthly payment agreed			$ 2.0
LeoStella [Member] | Thales [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage	50.00%	50.00%	50.00%	50.00%	50.00%
X-Bow [Member] | Stock Subscription And Technology Transfer Agreement [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage	20.60%		20.60%
Investment owned number of shares | shares	13.5		13.5
LeoStella And X-Bow [Member]
Schedule of Equity Method Investments [Line Items]
Inventory	$ 39.7		$ 47.3	$ 31.9
Notes payable to related parties	$ 46.1		$ 51.4	$ 56.0